Employee Benefit Plans and Share-Based and Other Compensation Plans (Details) (USD $)		3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	8 Months Ended	1 Months Ended
	May 13, 2014	Sep. 30, 2014 Transaction and integration related expenses	Sep. 30, 2013 Transaction and integration related expenses	May 13, 2014 Transaction and integration related expenses	Sep. 30, 2014 Transaction and integration related expenses	Sep. 30, 2013 Transaction and integration related expenses	Sep. 30, 2014 Short and long term incentive plans	Sep. 30, 2014 Short and long term incentive plans	Sep. 30, 2013 Short and long term incentive plans Predecessor	May 13, 2014 Short and long term incentive plans Predecessor	Sep. 30, 2013 Short and long term incentive plans Predecessor	Sep. 30, 2014 AIG share-based awards	Sep. 30, 2014 AIG share-based awards	Sep. 30, 2013 AIG share-based awards Predecessor	May 13, 2014 AIG share-based awards Predecessor	Sep. 30, 2013 AIG share-based awards Predecessor	Sep. 30, 2014 AerCap share-based awards	Sep. 30, 2014 AerCap share-based awards	Jun. 30, 2014 AIG AIG Non-qualified Retirement Plan AerCap Ireland Capital Limited
Parent Company
Amount paid to employee as compensation for their services vested in AIG																			$ 19,800,000
Compensation expense for share-based and other compensation plans
Compensation expense for share-based and other compensation plans		4,700,000	4,700,000	13,400,000	13,400,000	13,400,000	7,961,000	17,688,000	6,464,000	15,011,000	31,930,000	337,000	1,576,000	3,499,000	1,766,000	12,403,000	6,322,000	9,438,000
Accrued bonus	$ 32,300,000